Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Other Intangible Assets [Line Items]
Goodwill impairment loss	$ 0	$ 0
Amortization	862,000	572,000
Other Intangible Assets [Member]
Goodwill And Other Intangible Assets [Line Items]
Amortization	$ 862,000	$ 560,000
Customer Relationships
Goodwill And Other Intangible Assets [Line Items]
Intangible asset, useful life	120 months